Property and Equipment, net - Summary of Property and Equipment, Net (Detail) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Property And Equipment, Net [Line Items]
Less: Accumulated Depreciation		$ (4,497)	$ (4,600)
Property and equipment, net	$ 1,315	1,526	4,152
Computer Hardware, Software, And Equipment [Member]
Schedule Of Property And Equipment, Net [Line Items]
Property, plant and equipment, gross		2,438	5,009
Leasehold Improvements [Member]
Schedule Of Property And Equipment, Net [Line Items]
Property, plant and equipment, gross		1,354	1,354
Furniture and Fixtures [Member]
Schedule Of Property And Equipment, Net [Line Items]
Property, plant and equipment, gross		$ 2,231	$ 2,389